Leases - Future cash outflow not reflected in lease liability - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Leases [Abstract]
Future cash outflows not included in lease liabilities in respect of extension and termination options which are not reasonably expected to be exercised	£ 261	£ 282